UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment 		[ ]; Amendment Number: ______
This Amendment (Check only one.): 	[ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RGM Capital, L.L.C.
Address: 6621 Willow Park Drive; Suite One
         Naples, FL  34103

Form 13F File Number: 28-12274

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert G. Moses
Title:   Managing Member
Phone:   239-593-1280

Signature, Place, and Date of Signing:

   /s/ Robert G. Moses           Naples, FL            November 14, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          13
Form 13F Information Table Value Total:    $167,016
                                        -----------
                                        (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number               Name
______________   28-_____________________________   ___________________________


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					FORM 13F INFORMATION TABLE


                   	             		   VALUE     SH/    SH/ PUT/ INVSMNT OTHER    VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS 	CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRETN MGRS    SOLE  SHARED  NONE
--------------------   -------------- ---------  -------- --------  --- ---- ------- -----   ----  ------  ----
AEHR TEST SYSTEMS     	   COM        00760J108    5,562   752,663  SH        SOLE   NONE    752,663  0     0
ALLOY INC	      	   COM        019855303   10,762 1,146,103  SH        SOLE   NONE  1,146,103  0     0
ALPHARMA INC-CL A    	   COM        020813101   13,247   620,180  SH        SOLE   NONE    620,180  0     0
CASCADE MICROTECH INC 	   COM        147322101    9,809   988,846  SH        SOLE   NONE    988,846  0     0
DELIA*S INC NEW	      	   COM        246911101    7,105 1,511,615  SH        SOLE   NONE  1,511,615  0     0
DIXIE GROUP INC       	   COM        255519100   12,233 1,287,733  SH        SOLE   NONE  1,287,733  0     0
LABOR READY INC	           COM        505401208    8,533   461,000  SH        SOLE   NONE    461,000  0     0
LAM RESEARCH CORP     	   COM        512807108   25,804   484,495  SH        SOLE   NONE    484,495  0     0
MIDAS INC	      	   COM        595626102   18,117   960,113  SH        SOLE   NONE    960,113  0     0
MOLDFLOW CORP	      	   COM        608507109   11,199   581,450  SH        SOLE   NONE    581,450  0     0
QUANTUM CORP	      	   COM        747906204   15,230 4,479,300  SH        SOLE   NONE  4,479,300  0     0
SYMANTEC CORP	      	   COM        871503108    6,134   316,500  SH        SOLE   NONE    316,500  0     0
TYLER CORP	      	   COM        902252105   23,281 1,743,910  SH        SOLE   NONE  1,743,910  0     0
		           	  	        --------
				  	         167,016
				  	        --------

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